Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 66,963	$ 57,031
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(44,754)	(40,036)
Property, plant and equipment, net	22,209	16,995
Depreciation	6,968	7,258	$ 6,664
Leasehold improvements of and disposals	554	0	$ 0
Impairment of Leasehold	895
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	641	585
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,371	10,410
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,034	8,043
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 44,917	$ 37,993